(Loss)/Earnings Per Ordinary Share (Details) - Schedule of earnings per ordinary share - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income from continuing operations (in Yuan Renminbi)	¥ 62,718	¥ 81,028	¥ 54,010
Net income from discontinued operations (in Yuan Renminbi)	¥ (10,025)	¥ (109)	¥ (22,319)
Denominator
Basic (in Shares)	83,925,002	70,488,700	70,488,700
Diluted (in Shares)	85,775,002	70,488,700	70,488,700
Basic earnings per share from continued operation	¥ 0.75	¥ 1.15	¥ 0.77
Basic loss per share from discontinued operation	(0.12)		(0.32)
Diluted earnings per share from continued operation	0.73	1.15	0.77
Diluted loss per share from discontinued operation	¥ (0.12)		¥ (0.32)